Document and Entity Information	Apr. 03, 2017
Risk/Return:
Document Type	497
Document Period End Date	Sep. 30, 2016
Registrant Name	FRANKLIN CUSTODIAN FUNDS
Central Index Key	0000038721
Amendment Flag	false
Document Creation Date	Apr. 03, 2017
Document Effective Date	Apr. 03, 2017
Prospectus Date	Feb. 01, 2017
Franklin Custodian Funds-17 | FRANKLIN DYNATECH FUND | CLASS A
Risk/Return:
Trading Symbol	FKDNX
Franklin Custodian Funds-17 | FRANKLIN DYNATECH FUND | CLASS C
Risk/Return:
Trading Symbol	FDYNX
Franklin Custodian Funds-17 | FRANKLIN DYNATECH FUND | ADVISOR CLASS
Risk/Return:
Trading Symbol	FDYZX
Franklin Custodian Funds-17 | FRANKLIN DYNATECH FUND | Class R
Risk/Return:
Trading Symbol	FDNRX
Franklin Custodian Funds-17 | FRANKLIN DYNATECH FUND | Class R6
Risk/Return:
Trading Symbol	FDTRX
Franklin Custodian Funds-17 | FRANKLIN GROWTH FUND | CLASS A
Risk/Return:
Trading Symbol	FKGRX
Franklin Custodian Funds-17 | FRANKLIN GROWTH FUND | CLASS C
Risk/Return:
Trading Symbol	FRGSX
Franklin Custodian Funds-17 | FRANKLIN GROWTH FUND | ADVISOR CLASS
Risk/Return:
Trading Symbol	FCGAX
Franklin Custodian Funds-17 | FRANKLIN GROWTH FUND | CLASS R
Risk/Return:
Trading Symbol	FGSRX
Franklin Custodian Funds-17 | FRANKLIN GROWTH FUND | CLASS R6
Risk/Return:
Trading Symbol	FIFRX
Franklin Custodian Funds-17 | FRANKLIN INCOME FUND | CLASS A
Risk/Return:
Trading Symbol	FKINX
Franklin Custodian Funds-17 | FRANKLIN INCOME FUND | CLASS C
Risk/Return:
Trading Symbol	FCISX
Franklin Custodian Funds-17 | FRANKLIN INCOME FUND | ADVISOR CLASS
Risk/Return:
Trading Symbol	FRIAX
Franklin Custodian Funds-17 | FRANKLIN INCOME FUND | CLASS R
Risk/Return:
Trading Symbol	FISRX
Franklin Custodian Funds-17 | FRANKLIN INCOME FUND | CLASS R6
Risk/Return:
Trading Symbol	FNCFX
Franklin Custodian Funds-17 | FRANKLIN U.S. GOVERNMENT SECURITIES FUND | CLASS A
Risk/Return:
Trading Symbol	FKUSX
Franklin Custodian Funds-17 | FRANKLIN U.S. GOVERNMENT SECURITIES FUND | CLASS C
Risk/Return:
Trading Symbol	FRUGX
Franklin Custodian Funds-17 | FRANKLIN U.S. GOVERNMENT SECURITIES FUND | ADVISOR CLASS
Risk/Return:
Trading Symbol	FUSAX
Franklin Custodian Funds-17 | FRANKLIN U.S. GOVERNMENT SECURITIES FUND | CLASS R
Risk/Return:
Trading Symbol	FUSRX
Franklin Custodian Funds-17 | FRANKLIN U.S. GOVERNMENT SECURITIES FUND | Class R6
Risk/Return:
Trading Symbol	FGORX
Franklin Custodian Funds-17 | FRANKLIN UTILITIES FUND | CLASS A
Risk/Return:
Trading Symbol	FKUTX
Franklin Custodian Funds-17 | FRANKLIN UTILITIES FUND | CLASS C
Risk/Return:
Trading Symbol	FRUSX
Franklin Custodian Funds-17 | FRANKLIN UTILITIES FUND | ADVISOR CLASS
Risk/Return:
Trading Symbol	FRUAX
Franklin Custodian Funds-17 | FRANKLIN UTILITIES FUND | CLASS R
Risk/Return:
Trading Symbol	FRURX
Franklin Custodian Funds-17 | FRANKLIN UTILITIES FUND | CLASS R6
Risk/Return:
Trading Symbol	FUFRX